Securities Available for Sale, Residential Mortgage-Backed Securities, Credit Loss Component (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Securities available for sale	$ 541	$ 692	$ 1,094
Non-agency residential MBS non-investment grade [Abstract]
Expected remaining life of loan losses From	0	0.01	0
Expected remaining life of loan losses To	0.48	0.43	0.58
Credit impairment distribution [Abstract]
0 - 10% range	42.00%	52.00%	56.00%
10 - 20% range	18.00%	29.00%	27.00%
20 - 30% range	28.00%	17.00%	12.00%
Greater than 30%	12.00%	2.00%	5.00%
Weighted average	0.12	0.09	0.11
Current subordination levels [Abstract]
Current subordination levels From	0	0	0
Current subordination levels To	0.25	0.25	0.44
Current subordination levels Weighted average	0.04	0.07	0.08
Prepayment speed (annual CPR)
Prepayment speed From	0.03	0.02	0.05
Prepayment speed To	0.19	0.27	0.25
Prepayment speed Weighted average	0.11	0.14	0.11
Residential [Member]
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Securities available for sale	252	175	591
Investment Grade [Member] | Residential [Member]
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Securities available for sale	5	5	24
Non-investment Grade [Member] | Residential [Member]
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Securities available for sale	$ 247	$ 170	$ 567